UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Thomas Weisel Asset Management, LLC
Address: 1 Montgomery St, 37th Flr.
         San Francisco, CA  94104

13F File Number:  028-10037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rita Kazembe
Title:     Chief Compliance Officer
Phone:     314-342-2156

Signature, Place, and Date of Signing:

 /s/ Rita Kazembe     St. Louis, MO     February 17, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    2

Form 13F Information Table Value Total:    $5,926 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-                          TW Asset Management LLC
02   028-                          Thomas Weisel Capital Management LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
HANSEN MEDICAL INC             COM              411307101     4011  1554562 SH       DEFINED               1554562
TRANS1 INC                     COM              89385X105     1915  1029545 Sh       DEFINED               1029545